Cover	Nov. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2023
Entity File Number	001-34839
Entity Registrant Name	ELECTROMED, INC.
Entity Central Index Key	0001488917
Entity Tax Identification Number	41-1732920
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	500 Sixth Avenue NW
Entity Address, City or Town	New Prague
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56071
City Area Code	(952)
Local Phone Number	758-9299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ELMD
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable